Offerings	Oct. 21, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Unsecured Debt Securities
Fee Rate	0.01381%
Offering Note	(1) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), MidAmerican Energy Company (the "Registrant") is deferring payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment. (2) Such indeterminate amount of securities registered hereunder, as may from time to time be issued by the Registrant at indeterminate prices. (3) The amount registered and the proposed maximum aggregate offering price will be determined from time to time by the Registrant in connection with the issuance by the securities registered hereunder and are not specified pursuant to Instruction 2.A(ii)(b) of Form S-3 under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	First Mortgage Bonds
Fee Rate	0.01381%
Offering Note	(1) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), MidAmerican Energy Company (the "Registrant") is deferring payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment. (2) Such indeterminate amount of securities registered hereunder, as may from time to time be issued by the Registrant at indeterminate prices. (3) The amount registered and the proposed maximum aggregate offering price will be determined from time to time by the Registrant in connection with the issuance by the securities registered hereunder and are not specified pursuant to Instruction 2.A(ii)(b) of Form S-3 under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01381%
Offering Note	(1) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), MidAmerican Energy Company (the "Registrant") is deferring payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment. (2) Such indeterminate amount of securities registered hereunder, as may from time to time be issued by the Registrant at indeterminate prices. (3) The amount registered and the proposed maximum aggregate offering price will be determined from time to time by the Registrant in connection with the issuance by the securities registered hereunder and are not specified pursuant to Instruction 2.A(ii)(b) of Form S-3 under the Securities Act.